Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.37%	13.59%	14.59%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	33.57%	4.20%	8.42%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	9.33%	7.31%	[2]
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		18.04%	9.98%	8.48%
Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	14.24%	6.71%	5.73%
Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.31%	7.21%	6.18%
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		17.14%	9.17%	7.68%
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.34%	10.27%	8.76%
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		29.77%	9.44%	6.91%
Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	29.09%	8.43%	6.03%
Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.65%	7.21%	5.30%
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		28.71%	8.62%	6.11%
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		30.10%	9.73%	7.19%
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.38%)	5.77%	7.02%
Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	(1.56%)	3.71%	4.77%
Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.67%)	3.75%	4.55%
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.12%)	4.97%	6.22%
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		(1.21%)	6.02%	7.29%
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		20.38%	9.41%	9.68%
Cullen Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	19.38%	7.31%	7.37%
Cullen Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	6.78%	7.04%
Cullen Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		19.51%	8.59%	8.87%
Cullen Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.65%	9.69%	9.96%
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	31.23%	10.81%	9.51%
Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4],[9]	30.88%	9.74%	8.45%
Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.98%	8.17%	7.32%
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	[4]	30.26%	9.99%	8.70%
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	[4]	31.59%	11.09%	9.78%
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		7.45%	7.08%	6.92%	[2]
Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.52%	4.89%	4.56%
Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	4.64%	4.43%	[2]
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.67%	6.30%	6.13%	[2]
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	7.37%	7.20%	[2]

[1]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the S&P 500, which represents 500 of the largest companies listed on stock exchange in the United States.
[2]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[3]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the Russell 1000® Index, which represents the overall U.S. equity market.
[4]	Return information for Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the shares have a full calendar year of return information to report.
[5]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[6]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[7]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[8]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[9]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C, Class I and Class R6 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).